Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Fidelity Small-Mid Multifactor ETF
Bar Chart Table:
Annual Return 2020	8.90%
Annual Return 2021	26.05%
Annual Return 2022	(11.14%)